Basis for the presentation of the consolidated financial statements and applicable accounting standard (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Summary of Consolidate Financial Statements of Subsidiaries	As of December 31, 2022, and 2021 and for the years ended December 31, 2022, 2021 and 2020, the Entity has consolidated its financial statements with the financial statements of the following companies:

Subsidiaries	Registered Office	Province	Country	Main Business Activity
Volkswagen Financial Services Cía. Financiera S.A.	Av. Córdoba 111	City of Buenos Aires	Argentina	Financing
PSA Finance Arg. Cía. Financiera S.A.	Carlos María Della Paolera 265, piso 22	City of Buenos Aires	Argentina	Financing
Consolidar Ad mini stradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Av. Córdoba 111, piso 22	City of Buenos Aires	Argentina	Retirement and Pension Fund Manager
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Av. Córdoba 111, piso 30	City of Buenos Aires	Argentina	Mutual Funds Management

Summary of Equity In Subsidiaries And Non controlling Interests	As of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020, the Entity’s interest in its consolidated companies was as follows:

Subsidiaries	Shares		Interest held by the Entity		Non-controlling Interests
	Type	Number	% of Total Shares	% of Total Votes	% of Total Share s	% of Total Votes
Volkswagen Financial Services Cía. Financiera S.A.	Common	897,000,000	51.00%	51.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A. (1)	Common	52,178	50.00%	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	Common	115,738,503	53.89%	53.89%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Common	242,524	100.00%	100.00%	0.00%	0.00%

(1)
According to the Shareholders’ Agreement, the Bank controls the entity because it is exposed, or has rights, to variable returns from its continued involvement with the entity and has the ability to direct the relevant activities in order to affect those returns, such as financial and risk management activities, among others.